Income tax incurred and deferred: Temporary differences (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax:
Net deferred tax assets	$ 260,202	$ 257,512
Deferred tax liability (asset)	3,165,145	3,004,584	$ 3,081,668
Later than one year
Income tax:
Deferred tax liabilities	3,425,347	3,262,096
Temporary differences
Income tax:
Net deferred tax assets	31,019	48,079
Fair Value of Long term Debt
Income tax:
Net deferred tax assets	162,574	175,137
Allowance for doubtful accounts
Income tax:
Net deferred tax assets	66,609	34,296
Deferred tax liability (asset)	(66,609)	(34,296)	$ (36,874)
Fixed and intangible assets
Income tax:
Deferred tax liabilities	3,198,632	2,974,108
Temporary assets
Income tax:
Deferred tax liabilities	226,106	287,172
Amortization of expenses
Income tax:
Deferred tax liabilities	609	816
Colombia (Airplan) | Fixed and intangible assets
Income tax:
Deferred tax liabilities	647,571	695,212
Puerto Rico (Aerostar) | Fixed and intangible assets
Income tax:
Deferred tax liabilities	$ 1,032,799	$ 942,519